Employee Benefit Plans and Postretirement Benefits (Tables)	9 Months Ended
Sep. 30, 2015
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2015 and 2014 (in millions):

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2015	2014	2015	2014	2015	2014

Service cost	$7	$7	$2	$2	$4	$4
Interest cost	28	34	12	13	1	2
Expected return on assets	(35)	(38)	(1)	(2)	—	—
Amortization of:
Prior service credit	—	—	(3)	(3)	—	1
Actuarial loss	21	16	7	1	—	—
Net periodic benefit cost	$21	$19	$17	$11	$5	$7

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014	2015	2014
	(in millions)
Service cost	$22	$20	$6	$6	$11	$13
Interest cost	84	102	36	39	4	7
Expected return on assets	(105)	(114)	(5)	(6)	—	—
Amortization of:
Prior service credit	—	—	(8)	(9)	—	2
Actuarial loss	62	49	20	4	1	—
Net periodic benefit cost	$63	$57	$49	$34	$16	$22